Summary of Significant Accounting Policies (Details Textual) (USD $)				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Federal Reserve Bank [Member]	Dec. 31, 2012 Federal Reserve Bank [Member]	Dec. 31, 2013 Maximum [Member] Furniture and Equipment [Member]	Dec. 31, 2013 Maximum [Member] Premises And Equipment [Member]	Dec. 31, 2013 Minimum [Member] Furniture and Equipment [Member]	Dec. 31, 2013 Minimum [Member] Premises And Equipment [Member]
Cash		$ 656,000	$ 572,000
Property, Plant and Equipment, Useful Life				10 years	39 years	2 years	26 years
Business Combination, Contingent Consideration, Asset	$ 40,700,000